EATON VANCE LARGE-CAP GROWTH FUND EATON VANCE LARGE-CAP VALUE FUND Supplement to Statement of Additional Information dated May 1, 2009

The following information is effective December 31, 2009.

1. The following replaces "Large-Cap Growth Portfolio" under "Portfolio Managers." in "Investment Advisory and Administrative Services" for the period ended September 30, 2009:

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Large-Cap Growth Portfolio	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*

Yana S. Barton
Registered Investment Companies	2	$ 2,120.1	0	$0
Other Pooled Investment Vehicles**	17	$14,164.5	0	$0
Other Accounts	1	$ 0.4	0	$0

Lewis R. Piantedosi
Registered Investment Companies	2	$2,120.1	0	$0
Other Pooled Investment Vehicles	2	$ 40.7	0	$0
Other Accounts	2	$ 68.6	0	$0

*	In millions of dollars.
**	Ms. Barton serves as a portfolio manager for pooled investment vehicles that invest a substantial portion of their assets in Tax-Managed Growth Portfolio, a registered investment company for which Ms. Barton serves as a portfolio manager.

2. The following replaces "Large-Cap Value Portfolio" under "Portfolio Managers." in "Investment Advisory and Administrative Services" for the period ended September 30, 2009:

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Large-Cap Value Portfolio	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*

Matthew R. Beaudry
Registered Investment Companies	2	$16,125.2	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

John D. Crowley
Registered Investment Companies	3	$16,396.0	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	1	$ 0.4	0	$0

Stephen J. Kaszynski
Registered Investment Companies	2	$16,125.2	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

Michael R. Mach
Registered Investment Companies	13	$19,135.9	0	$0
Other Pooled Investment Vehicles	17	$ 1,633.5	0	$0
Other Accounts	36	$ 4,048.2	0	$0

* In millions of dollars.

December 29, 2009